FOR USE BY BANKS ONLY
                                                                 April 9, 1997
                       DREYFUS LIQUID ASSETS, INC.
                        Supplement to Prospectus
                           Dated April 1, 1997
        All mutual fund shares involve certain investment risks, including the possible loss of principal.
                                                                 039s040997BNK